OPERATING SEGMENTS - Operating Segment Information, Geographic and Significant Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-current assets	$ 6,043,866	$ 1,762,987
Revenue	$ 2,460,104	$ 1,379,988
Customer Concentration Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
% of total sales	72.00%	92.00%
Australia
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-current assets	$ 821,777	$ 712,845
Canada
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-current assets	5,222,089	1,050,142
Metal sales | Customer Concentration Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	1,780,505	1,264,493
Metal sales | Customer 1 | Customer Concentration Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	1,119,166	882,199
Metal sales | Customer 2 | Customer Concentration Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	364,882	221,958
Metal sales | Customer 3 | Customer Concentration Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	296,457	160,336
Metal sales | Customer 4 | Customer Concentration Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	$ 0	$ 0